American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2024

Global Small Cap - Schedule of Investments
AUGUST 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 1.3%
Bellevue Gold Ltd.(1)	328,260	277,893
CAR Group Ltd.	36,135	927,401
		1,205,294
Belgium — 0.5%
D'ieteren Group	1,780	432,120
Brazil — 1.0%
Direcional Engenharia SA	92,300	471,167
VTEX, Class A(1)	59,117	417,366
		888,533
Canada — 8.6%
AtkinsRealis Group, Inc.	19,167	750,665
Boardwalk Real Estate Investment Trust	23,078	1,477,855
Brookfield Infrastructure Corp., Class A(2)	8,940	363,858
Capstone Copper Corp.(1)	138,151	991,296
Docebo, Inc.(1)	10,684	459,024
Element Fleet Management Corp.	50,742	1,052,379
FirstService Corp. (Toronto)	5,359	966,024
goeasy Ltd.	6,373	896,944
Lundin Gold, Inc.	11,657	234,152
Stantec, Inc.	8,220	673,203
		7,865,400
France — 3.1%
Gaztransport Et Technigaz SA	3,011	442,992
SPIE SA	30,707	1,239,611
Technip Energies NV	28,424	676,310
VusionGroup(2)	3,136	490,548
		2,849,461
Germany — 2.5%
CTS Eventim AG & Co. KGaA	5,849	550,952
Hypoport SE(1)	1,256	370,898
Redcare Pharmacy NV(1)	5,683	793,888
RENK Group AG	18,431	546,898
		2,262,636
India — 4.3%
Amber Enterprises India Ltd.(1)	10,842	578,299
Global Health Ltd.(1)	32,468	439,275
Kalyan Jewellers India Ltd.	115,808	849,299
KEI Industries Ltd.	16,471	904,927
Lemon Tree Hotels Ltd.(1)	298,404	478,816
Max Healthcare Institute Ltd.	66,309	682,110
		3,932,726
Israel — 1.9%
CyberArk Software Ltd.(1)	3,419	980,364
Nova Ltd.(1)	3,161	706,642
		1,687,006
Italy — 1.5%
BPER Banca SpA	250,339	1,405,804
Japan — 9.1%
Amada Co. Ltd.	62,400	644,209
Asics Corp.	90,400	1,793,695

CyberAgent, Inc.	112,500	781,198
Invincible Investment Corp.	1,426	631,691
Isetan Mitsukoshi Holdings Ltd.	26,700	406,309
Mebuki Financial Group, Inc.	289,200	1,138,775
Money Forward, Inc.(1)	17,100	654,238
Nippon Gas Co. Ltd.	29,500	470,953
Ryohin Keikaku Co. Ltd.(2)	39,000	734,400
Santen Pharmaceutical Co. Ltd.	84,500	1,090,054
		8,345,522
Netherlands — 2.4%
Arcadis NV	15,265	1,121,526
Fugro NV(2)	42,490	1,062,210
		2,183,736
Norway — 1.0%
Subsea 7 SA	51,227	915,146
South Korea — 0.5%
KIWOOM Securities Co. Ltd.	4,269	432,718
Sweden — 1.1%
Thule Group AB(2)	16,985	512,173
Trelleborg AB, B Shares	12,503	488,287
		1,000,460
Taiwan — 1.3%
Gold Circuit Electronics Ltd.	99,000	654,733
Wiwynn Corp.	9,000	536,979
		1,191,712
United Kingdom — 3.7%
Howden Joinery Group PLC	75,205	946,395
Intermediate Capital Group PLC	32,508	912,220
Rotork PLC	153,212	673,589
Tritax Big Box REIT PLC	406,796	873,977
		3,406,181
United States — 55.8%
AAR Corp.(1)	11,841	778,901
ADMA Biologics, Inc.(1)	64,215	1,111,562
Agilysys, Inc.(1)	4,429	500,920
Arhaus, Inc.(2)	31,499	387,753
Aspen Aerogels, Inc.(1)	7,814	224,184
ATI, Inc.(1)	21,316	1,361,666
AZEK Co., Inc.(1)	5,116	218,095
Bancorp, Inc.(1)	13,332	698,597
BellRing Brands, Inc.(1)	8,663	484,522
Bowhead Specialty Holdings, Inc.(1)	19,223	595,529
Carpenter Technology Corp.	6,742	976,039
Champion Homes, Inc.(1)	6,717	627,435
Chefs' Warehouse, Inc.(1)	11,451	490,446
Clean Harbors, Inc.(1)	4,085	1,004,501
Cognex Corp.	11,303	456,415
Commerce Bancshares, Inc.	8,084	517,053
Construction Partners, Inc., Class A(1)	9,657	637,169
Credo Technology Group Holding Ltd.(1)	22,389	781,600
Donnelley Financial Solutions, Inc.(1)	11,167	744,392
Duolingo, Inc.(1)	2,613	555,445
Element Solutions, Inc.	22,851	611,036
elf Beauty, Inc.(1)	5,449	816,206
Evercore, Inc., Class A	5,457	1,341,003

Expro Group Holdings NV(1)	32,617	647,774
Extreme Networks, Inc.(1)	30,790	484,942
FormFactor, Inc.(1)	7,183	350,315
Fortune Brands Innovations, Inc.	8,030	637,662
Freshpet, Inc.(1)	6,107	830,552
FTAI Aviation Ltd.	8,586	1,097,377
FTI Consulting, Inc.(1)	3,394	774,884
Globant SA(1)	3,394	686,403
GoodRx Holdings, Inc., Class A(1)	60,366	476,891
Graphic Packaging Holding Co.	22,796	682,284
Guidewire Software, Inc.(1)	7,325	1,089,740
GXO Logistics, Inc.(1)	9,418	471,371
Hamilton Lane, Inc., Class A	5,539	846,581
Hayward Holdings, Inc.(1)	32,708	485,387
Huron Consulting Group, Inc.(1)	4,750	524,590
Impinj, Inc.(1)	2,781	467,486
Integer Holdings Corp.(1)	3,876	504,151
Inter Parfums, Inc.	4,648	598,848
Knight-Swift Transportation Holdings, Inc.	8,716	456,544
Korn Ferry	8,285	605,219
Kosmos Energy Ltd.(1)	136,919	666,796
Levi Strauss & Co., Class A	23,441	451,708
Life Time Group Holdings, Inc.(1)	11,237	264,294
Littelfuse, Inc.	1,746	475,261
MACOM Technology Solutions Holdings, Inc.(1)	7,544	824,031
Mirion Technologies, Inc.(1)	41,041	444,884
Modine Manufacturing Co.(1)	8,558	1,040,225
Mueller Water Products, Inc., Class A	38,351	823,396
Natera, Inc.(1)	9,235	1,092,131
National Storage Affiliates Trust	10,052	469,830
NeoGenomics, Inc.(1)	15,945	263,411
Newmark Group, Inc., Class A	60,443	835,927
Ollie's Bargain Outlet Holdings, Inc.(1)	8,582	768,604
Onto Innovation, Inc.(1)	4,333	923,882
Primoris Services Corp.	8,431	475,846
Q2 Holdings, Inc.(1)	13,865	1,028,922
RadNet, Inc.(1)	17,786	1,179,034
Rambus, Inc.(1)	10,055	449,660
Redfin Corp.(1)	25,089	234,331
RLI Corp.	3,839	591,590
RxSight, Inc.(1)	10,523	593,392
Ryman Hospitality Properties, Inc.	6,673	693,725
Safehold, Inc.	6,562	164,444
Shift4 Payments, Inc., Class A(1)(2)	11,430	949,833
Summit Materials, Inc., Class A(1)	17,086	691,983
Tenable Holdings, Inc.(1)	11,102	458,291
Terreno Realty Corp.	6,939	479,069
Toll Brothers, Inc.	5,639	812,411
Transocean Ltd.(1)	91,211	432,340
Triumph Financial, Inc.(1)	5,677	476,754
TWFG, Inc.(1)	20,515	588,165
Twist Bioscience Corp.(1)	5,576	241,106
Uranium Energy Corp.(1)	62,675	327,790
Waystar Holding Corp.(1)	25,259	687,550
Wingstop, Inc.	1,156	446,343

Wintrust Financial Corp.	8,587	934,266
		50,920,695
TOTAL COMMON STOCKS (Cost $68,257,903)		90,925,150
EXCHANGE-TRADED FUNDS — 1.2%
Schwab International Small-Cap Equity ETF	13,923	525,036
Schwab U.S. Small-Cap ETF	10,343	528,734
TOTAL EXCHANGE-TRADED FUNDS (Cost $990,536)		1,053,770
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,734	1,734
State Street Navigator Securities Lending Government Money Market Portfolio(3)	733,422	733,422
		735,156
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $53,569), in a joint trading account at 5.28%, dated 8/30/24, due 9/3/24 (Delivery value $52,593)		52,562
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 7/15/33, valued at $651,800), at 5.31%, dated 8/30/24, due 9/3/24 (Delivery value $639,377)		639,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.375% - 4.125%, 1/31/25 - 9/30/27, valued at $214,425), at 5.29%, dated 8/30/24, due 9/3/24 (Delivery value $210,123)		210,000
		901,562
TOTAL SHORT-TERM INVESTMENTS (Cost $1,636,718)		1,636,718
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $70,885,157)		93,615,638
OTHER ASSETS AND LIABILITIES — (2.6)%		(2,343,268)
TOTAL NET ASSETS — 100.0%		$91,272,370

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.9%
Information Technology	15.3%
Financials	14.7%
Consumer Discretionary	12.7%
Health Care	9.2%
Real Estate	7.5%
Materials	6.6%
Energy	4.5%
Consumer Staples	4.4%
Communication Services	2.9%
Utilities	0.9%
Exchange-Traded Funds	1.2%
Short-Term Investments	1.8%
Other Assets and Liabilities	(2.6)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,772,911. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,917,081, which includes securities collateral of $3,183,659.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$1,205,294	—
Belgium	—	432,120	—
Brazil	$417,366	471,167	—
Canada	363,858	7,501,542	—
France	—	2,849,461	—
Germany	—	2,262,636	—
India	—	3,932,726	—
Italy	—	1,405,804	—
Japan	—	8,345,522	—
Netherlands	—	2,183,736	—
Norway	—	915,146	—
South Korea	—	432,718	—
Sweden	—	1,000,460	—
Taiwan	—	1,191,712	—
United Kingdom	—	3,406,181	—
Other Countries	52,607,701	—	—
Exchange-Traded Funds	1,053,770	—	—
Short-Term Investments	735,156	901,562	—
	$55,177,851	$38,437,787	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.